Brian P. Keane | 617 348 3093 | bkeane@mintz.com	One Financial Center Boston, MA 02111 617-542-6000 617-542-2241 fax www.mintz.com

March 16, 2016

VIA EDGAR & OVERNIGHT MAIL

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention: Suzanne Hayes, Assistant Director, Office of Healthcare and Insurance

Re:	G1 Therapeutics, Inc.
Draft Registration Statement on Form S-1
Submitted February 5, 2016
CIK No. 0001560241 (the “Registration Statement”)

Dear Ms. Hayes:

We are submitting this letter on behalf of G1 Therapeutics, Inc. (the “Company”) in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter dated March 3, 2016 (the “Comment Letter”) from Mary Beth Breslin for Suzanne Hayes, Assistant Director of the Office of Healthcare and Insurance, to Mark A. Velleca, M.D., Ph.D., President and Chief Executive Officer of the Company, relating to the above-referenced draft Registration Statement. In conjunction with this letter, the Company is submitting an amended draft registration statement on Form S-1 (the “Amended Registration Statement”) to the Commission.

For convenient reference, we have set forth below in italics each of the Staff’s comments set forth in the Comment Letter and have keyed the Company’s responses to the numbering of the comments and the headings used in the Comment Letter. All of the responses are based on information provided to Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. by representatives of the Company. Where appropriate, the Company has responded to the Staff’s comments by making changes to the disclosure in the Amended Registration Statement. Page numbers referred to in the responses reference the applicable pages of the Amended Registration Statement.

We are providing by overnight delivery to your attention five courtesy copies of this letter and copies of the Amended Registration Statement that have been marked to show changes from the Registration Statement.

Prospectus Summary, page 1

G1T28: Our Novel Approach..., page 3

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

BOSTON | LONDON | LOS ANGELES | NEW YORK | SAN DIEGO | SAN FRANCISCO | STAMFORD | WASHINGTON

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

March 16, 2016

Comment 1: Please revise to clarify the basis for your statement that G1T28 is a potential “first-in-class” product, in light of the disclosure on page 36 that there are existing growth factor support treatments as well as other product candidates currently in development for the treatment of patients with small cell lung cancer. Please also expand to describe the basis for your statement that G1T28 is “highly potent.” In this regard, we note your statement on page 17 that your Phase 1b/2a clinical trials are not yet complete and that the data may not continue or be repeated or observed in ongoing or future clinical trials.

Response 1: The Company acknowledges the Staff’s comment and respectfully advises the Staff that the “class” of a therapeutic drug is generally used to refer to the mechanism of action of the drug as well as the indication(s) for which such drug is to be used. As noted in the prospectus, G1T28 works by inhibiting the cyclin-dependent kinases CDK4 and CDK6 (collectively referred to herein as “CDK4/6”), and thus is known as a CDK4/6 inhibitor. As also noted in the prospectus, CDK4/6-dependent tumors require the presence of CDK4/6 to grow and proliferate, whereas CDK4/6-independent tumors do not require CDK4/6 to grow and proliferate. Accordingly, CDK4/6 inhibitors have historically been developed to treat CDK4/6-dependent tumors (i.e. inhibiting CDK4/6 in tumors that require it for growth has the potential to stop or slow the growth of the tumor). As noted on page 89, the use of a CDK4/6 inhibitor to treat a CDK4/6-independent tumor would not be expected to have an effect on the tumor. G1T28 is a CDK4/6 inhibitor that the Company is developing to treat CDK4/6-independent tumors. This is a truly novel approach to treating these tumor types and, based on information available to the Company, the Company is not aware of any other company that is developing a CDK4/6 inhibitor to treat CDK4/6-independent tumors. In this regard, the Company notes that it has disclosed on pages 4, 18, 88 and 90 of the prospectus that it believes it is “the only Company currently developing a CDK4/6 inhibitor for use in this patient population.” Accordingly, the Company respectfully submits that it is accurate and appropriate to describe G1T28 as a potential “first-in-class” product.

With respect to the basis for the statement that G1T28 is highly potent, the Company respectfully advises the Staff that the potency of drugs in development is often established in preclinical studies. The Company has conducted a number of preclinical studies to determine the potency and selectivity of G1T28 as compared to other CDK4/6 inhibitors, and has revised the disclosure on pages 93-94 to show the results of these studies.

Preclinical and Clinical Development, page 4

Comment 2: We note your statements regarding your Phase 1a and Phase 1b/2a clinical trials of G1T28. Please identify the organization with which you conducted the clinical trials and describe any material agreement you have with the organization.

Response 2: The Company acknowledges the Staff’s comment and respectfully notes that the Company is the sponsor of all of the clinical trials for G1T28 that have been conducted and are currently being conducted. As noted on pages 30-31, and as is standard in the industry, the

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

March 16, 2016

Company does depend on a number of third parties such as medical institutions, clinical investigators, contract laboratories and contract research organizations to help conduct and/or support these clinical trials. The Company has determined that none of the contracts with these third parties constitutes a “material contract” within the meaning of Item 601(b)(10) of Regulation S-K, as all such agreements are “made in the ordinary course of business” and the Company’s business is not “substantially dependent” on any such contract, nor does any such contract fall within the types of agreements described in 601(b)(10)(ii) of Regulation S-K.

G1T38: Our Potential Best-in-Class CDK4/6 Inhibitor..., page 6

Comment 3: Please expand your disclosure to clarify the basis for your statement that G1T38 is a potential “best-in-class” product in light of its regulatory status compared to that of competing products and treatments. Further, given that G1T38 is in the pre-clinical phase, please tell us why you believe it is appropriate to cite the prescription information and revenues generated by the competing product Ibrance, which has already received approval from the FDA.

Response 3: The Company acknowledges the Staff’s comment and respectfully notes that, as described in the prospectus, it is aware of three other CDK4/6 inhibitors in development for the treatment of CDK4/6-dependent tumors: palbocilib (Ibrance), ribociclib and abemaciclib. As noted on page 99, each of these drugs has certain characteristics that could be improved upon by a “best-in-class” CDK4/6 inhibitor. As also noted on page 99, based on studies conducted by the Company, the Company believes that G1T38 has the potential to improve upon these characteristics. Accordingly, the Company respectfully believes that the statement that G1T38 has the “potential” to be a “best-in-class” CDK4/6 inhibitor for the treatment of CDK4/6-dependent tumors is accurate and appropriate. In addition, the Company believes that it is appropriate to cite the prescription information and revenues generated by Ibrance. Ibrance is the very first CDK4/6 inhibitor to be approved for the treatment of any CDK4/6-dependent tumor indication. Accordingly, the Company believes that such information is not only appropriate, but is important and material information that can allow a potential investor to estimate the potential market size for a CDK4/6 inhibitor for the treatment of a CDK4/6-dependent tumor indication.

Risk Factors, page 13

Comment 4: We note your disclosure under “Exclusive Jurisdiction of Certain Actions” on page 141. As your amended and restated certificate of incorporation will contain an exclusive jurisdiction provision, please revise your risk factors section to include a separate risk factor that explains the potential risks to investors.

Response 4: In response to the Staff’s comment, the Company has added a new risk factor on page 52 regarding the exclusive jurisdiction provision in our amended and restated certificate of incorporation.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

March 16, 2016

Use of Proceeds, page 59

Comment 5: Please revise your disclosure with respect to both product candidates to indicate the stage of development you expect to achieve using these proceeds. To the extent the proceeds will not be sufficient to complete the clinical trials necessary to support an application for regulatory approval, please also disclose the amount and sources of additional funds that may be needed to complete the trials. Refer to Instruction 3 to Item 504 of Regulation S-K.

Response 5: The Company acknowledges the Staff’s comment and respectfully advises the Staff that due to the uncertainty inherent in the clinical development process for drug candidates, the Company is unable to estimate with any certainty which clinical stage it will achieve for its product candidates with the proceeds it raises from this offering. The Company respectfully advises the Staff that it has alerted investors that it is unable to project the amount of additional funds needed to get to its product candidates to commercialization and that it will need to raise additional capital to advance clinical development, obtain marketing authorization and ultimately commercialize its product candidates. See: page 14, “Risk Factors – Risks Related to Our Financial Position and Need For Additional Capital – Even if this offering is successful, we will need substantial additional funding…”; page 70, “Management’s Discussion and Analysis of Financial Condition and Results of Operations – Financial Operations Overview – Operating Expenses – Research and Development Expenses”; and page 78, “Management’s Discussion and Analysis of Financial Condition and Results of Operations – Liquidity and Capital Resources – Operating Capital Requirements and Plan of Operations.” In addition, the Company has revised the disclosure on pages 59 and 70 to specifically disclose that it is currently unable to determine the stage of clinical development that the proceeds of the offering will enable the Company to achieve for G1T28 and G1T38.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Critical Accounting Policies and Significant Judgements and Estimates

Stock Option Award Grants, page 74

Comment 6: We may have additional comments on your accounting for equity issuances including stock compensation and beneficial conversion features. Once you have an estimated offering price, please provide us an analysis explaining the reasons for the differences between recent valuations of your common stock leading up to the IPO and the estimated offering price.

Response 6: The Company acknowledges the Staff’s comment and confirms that it will provide an analysis explaining the reasons for the differences between recent valuations of the Company’s common stock leading up to the initial public offering and the estimated offering price once the Company has an estimated offering price range.

Business, page 82

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

March 16, 2016

Intellectual Property, page 102

Comment 7: We note your statement that “We are the sole owner of all of our patents and currently filed patent applications.” However, we note your statements in Note 4 on page F-15 that you have entered into two patent license agreements. If material, please explain how the license agreements impact the ownership of your intellectual property. Please also describe the material terms of the licenses.

Response 7: The Company respectfully advises the Staff that the statement on page 103 that “We are the sole owner of all of our patents and currently filed patent applications.” refers to the fact that the Company has not out-licensed to a third party any of the patents or patent applications described in the section of the prospectus entitled “Business – Intellectual Property.” The license agreements noted in Note 4 on page F-15 refer to in-licenses of certain technology that is not material to the Company. The license entered into by the Company on August 27, 2012 that is described in the second paragraph of Note 4 on page F-15 of the Registration Statement was to technology that is not material to the Company’s business, and this license was terminated effective December 5, 2014. The license agreement into which the Company entered on December 31, 2015 (the “2015 License”) that is described in the first paragraph of Note 4 on page F-15 of the Registration Statement is a non-exclusive, royalty-free license to technology that the Company is not currently developing. The 2015 License also provides the Company with an option to negotiate for a license to certain future patent rights that the Company is also not currently developing. Neither of these in-licenses impact the ownership of the Company’s intellectual property.

In addition, the Company has analyzed the 2015 License and determined that it does not constitute a “material contract” within the meaning of Item 601(b)(10) of Regulation S-K as the Company is not substantially dependent on the 2015 License.

General

Comment 8: Please confirm that the images included in your draft registration statement are all of the graphic, visual or photographic information you will be including. If you intend to use any additional images, please provide us proofs of such materials. Please note that we may have comments regarding this material.

Response 8: The Company acknowledges the Staff’s comment and advises the Staff that the Amended Registration Statement includes a new graphic on page 94, as well as updated graphics on pages 5, 92, 96 and 97. The graphics and pictorial representations included in the Amended Registration Statement are the only graphics and pictorial representations the Company currently intends to use in its prospectus. The Company currently does not intend to include graphics on the inside front and back covers of the prospectus. If the Company decides to use any additional graphics or pictorial representations in its prospectus, it will provide any such graphics and pictorial representations to the Staff prior to their use for the Staff’s review.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

March 16, 2016

Comment 9: Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

Response 9: In response to the Staff’s comment, the Company has provided to the Staff on a supplemental basis under separate cover copies of all written materials that the Company, or anyone authorized to do so on the Company’s behalf, has presented to potential investors in reliance on Section 5(d) of the Securities Act of 1933, as amended (the “Securities Act”). In the event the Company determines to present additional communications to potential investors in reliance on Section 5(d) of the Securities Act, it will provide the Staff with copies of such additional written materials on a supplemental basis.

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We hope that the above responses and the related revisions reflected in the Amended Registration Statement will be acceptable to the Staff. Please do not hesitate to call me, Jonathan L. Kravetz or Andrea J. Paul of this firm at (617) 542-6000 with any comments or questions regarding the Amended Registration Statement and this letter. We thank you for your time and attention.

Sincerely,

/s/ Brian P. Keane
Brian P. Keane

cc:	Securities and Exchange Commission

Rolf Sundwall

James Rosenberg

Michael Gershon

Mary Beth Breslin

G1 Therapeutics, Inc.

Mark A. Velleca, M.D., Ph.D.

Gregory J. Mossinghoff

Jennifer K. Moses

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

Jonathan L. Kravetz

Andrea J. Paul

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

March 16, 2016

Goodwin Procter LLP

Michael D. Maline

Edwin M. O’Connor